Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Shareholders' Equity
Preferred stock, par value	$ 0.0625	$ 0.0625
Preferred stock, authorized	32,000,000	32,000,000
Common stock, par value	$ 0.078125	$ 0.078125
Common stock, authorized	3,200,000,000	3,200,000,000
Common stock, issued	1,028,180,150	1,028,180,150
Treasury stock, issued	81,584,572	84,124,816